PROPERTY AND EQUIPMENT (Tables) - 10K	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2023	2022
Computer equipment	$21	$13
Furniture and fixtures	13	13
	34	26
Accumulated depreciation	(26)	(22)
	$8	$4

	March 31, 2024	December 31, 2023
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(27)	(26)
	$7	$8